Interim Report 2018 and statutory accounts	6 Months Ended
Jun. 30, 2018
Interim Financial Reporting [Abstract]
Interim Report 2018 and statutory accounts

16	Interim Report 2018 and statutory accounts
The information in this Interim Report 2018 is unaudited and does not constitute statutory accounts within the meaning of section 434 of the Companies Act 2006. This Interim Report 2018 was approved by the Board of Directors on 6 August 2018. The statutory accounts of HSBC Holdings plc for the year ended 31 December 2017 have been delivered to the Registrar of Companies in England and Wales in accordance with section 447 of the Companies Act 2006. The Group’s auditor, PricewaterhouseCoopers LLP (‘PwC’) has reported on those accounts. Its report was unqualified, did not include a reference to any matters to which PwC drew attention by way of emphasis without qualifying its report and did not contain a statement under section 498(2) or (3) of the Companies Act 2006.